Document and Entity Information	9 Months Ended
Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Post Holdings, Inc.
Entity Central Index Key	0001530950
Entity Filer Category	Non-accelerated Filer
Document Type	S-4
Document Period End Date	Jun. 30, 2012
Amendment Flag	false